BORROWINGS - Long-Term Debt, Components (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Borrowings
Long-term debt, gross	$ 41,145	$ 38,820
Less: net unamortized discount	839	838
Less: unamortized debt issuance costs	82	74
Add: fair value adjustment	669	790
Long-term debt (including current maturities)	40,893	38,699
Less: current maturities	6,239	5,271
Total long-term debt (excluding current portion)	34,655	33,428
IBM International Group Capital, LLC
Borrowings
Long-term debt, gross	$ 0
Ownership interest in subsidiary (as a percent)	100.00%
U.S. dollars
Borrowings
Long-term debt, gross	$ 30,563	30,319
Euros
Borrowings
Long-term debt, gross	$ 7,122	4,892
Debt instrument, average interest rate percentage (as a percent)	1.60%
Pound sterling
Borrowings
Long-term debt, gross	$ 1,296	1,555
Debt instrument, average interest rate percentage (as a percent)	2.70%
Japanese yen
Borrowings
Long-term debt, gross	$ 1,576	1,180
Debt instrument, average interest rate percentage (as a percent)	0.90%
Swiss francs
Borrowings
Long-term debt, gross	$ 7	9
Debt instrument, average interest rate percentage (as a percent)	6.30%
Canadian
Borrowings
Long-term debt, gross	$ 373	360
Debt instrument, average interest rate percentage (as a percent)	2.20%
Other
Borrowings
Long-term debt, gross	$ 208	506
Debt instrument, average interest rate percentage (as a percent)	11.00%
Maturing 2017 | U.S. dollars
Borrowings
Long-term debt, gross	$ 5,104	9,351
Debt instrument, average interest rate percentage (as a percent)	3.98%
Maturing 2018 Through 2019 | U.S. dollars
Borrowings
Long-term debt, gross	$ 8,856	7,591
Debt instrument, average interest rate percentage (as a percent)	3.21%
Maturing 2020 Through 2021 | U.S. dollars
Borrowings
Long-term debt, gross	$ 4,941	3,717
Debt instrument, average interest rate percentage (as a percent)	1.84%
Maturing 2022 | U.S. dollars
Borrowings
Long-term debt, gross	$ 1,901	1,900
Debt instrument, average interest rate percentage (as a percent)	2.35%
Maturing 2023 | U.S. dollars
Borrowings
Long-term debt, gross	$ 1,500	1,500
Debt instrument, average interest rate percentage (as a percent)	3.38%
Maturing 2024 | U.S. dollars
Borrowings
Long-term debt, gross	$ 2,000	2,000
Debt instrument, average interest rate percentage (as a percent)	3.63%
Maturing 2025 | U.S. dollars
Borrowings
Long-term debt, gross	$ 600	600
Debt instrument, average interest rate percentage (as a percent)	7.00%
Maturing 2026 | U.S. dollars
Borrowings
Long-term debt, gross	$ 1,350
Debt instrument, average interest rate percentage (as a percent)	3.45%
Maturing 2027 | U.S. dollars
Borrowings
Long-term debt, gross	$ 469	469
Debt instrument, average interest rate percentage (as a percent)	6.22%
Maturing 2028 | U.S. dollars
Borrowings
Long-term debt, gross	$ 313	313
Debt instrument, average interest rate percentage (as a percent)	6.50%
Maturing 2032 | U.S. dollars
Borrowings
Long-term debt, gross	$ 600	600
Debt instrument, average interest rate percentage (as a percent)	5.88%
Maturing 2038 | U.S. dollars
Borrowings
Long-term debt, gross	$ 83	83
Debt instrument, average interest rate percentage (as a percent)	8.00%
Maturing 2039 | U.S. dollars
Borrowings
Long-term debt, gross	$ 745	745
Debt instrument, average interest rate percentage (as a percent)	5.60%
Maturing 2042 | U.S. dollars
Borrowings
Long-term debt, gross	$ 1,107	1,107
Debt instrument, average interest rate percentage (as a percent)	4.00%
Maturing 2045 | U.S. dollars
Borrowings
Long-term debt, gross	$ 27	27
Debt instrument, average interest rate percentage (as a percent)	7.00%
Maturing 2046 | U.S. dollars
Borrowings
Long-term debt, gross	$ 650
Debt instrument, average interest rate percentage (as a percent)	4.70%
Maturing 2096 | U.S. dollars
Borrowings
Long-term debt, gross	$ 316	$ 316
Debt instrument, average interest rate percentage (as a percent)	7.13%